--------------------------------------------------------------------------------

                           ENDEAVOR VARIABLE ANNUITY

                                The PFL Endeavor
                            Variable Annuity Account
                                 Annual Report
                               December 31, 1996


                        [LOGO OF PFL LIFE APPEARS HERE]

--------------------------------------------------------------------------------

Dear Valued Policyholder:

We are pleased to present the Annual Report of the PFL Endeavor Variable Annuity Account for the period ending December 31, 1996. This report contains information on the following subaccounts:

   TCW Money Market
   TCW Managed Asset Allocation
   T. Rowe Price International Stock
   Value Equity
   Dreyfus Small Cap Value
   Dreyfus U.S. Government Securities
   T. Rowe Price Equity Income
   T. Rowe Price Growth Stock
   Opportunity Value
   Growth

In addition to the variable annuity report, reports of the underlying mutual fund portfolios are enclosed. These reports give you insight regarding the underlying investments in your variable annuity policy.

We are pleased that you have chosen the Endeavor Variable Annuity to be part of your financial future. We look forward to serving you in the future.

Sincerely,

/s/ William L. Busler
William L. Busler
President
PFL Life Insurance Company

This report may be distributed only to current policyholders or to persons who have received current prospectuses of the variable annuity and the underlying funds.

--------------------------------------------------------------------------------

THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT
REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND CONTRACT OWNERS OF
THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT,
PFL LIFE INSURANCE COMPANY:

We have audited the accompanying balance sheet of The PFL Endeavor Variable Annuity Account (comprising, respectively, the TCW Money Market, TCW Managed Asset Allocation, T. Rowe Price International Stock, Value Equity, Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Opportunity Value and Growth subaccounts) as of December 31, 1996, and the related statements of operations and changes in contract owners' equity for the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1996 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting The PFL Endeavor Variable Annuity Account at December 31, 1996, and the results of their operations and changes in their contract owners' equity for the periods indicated therein in conformity with generally accepted accounting principles.

                                 Ernst & Young LLP

Des Moines, Iowa
January 31, 1997

--------------------------------------------------------------------------------
THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT

BALANCE SHEET (AMOUNTS IN THOUSANDS)
December 31, 1996

                                                                        TCW
                                                              TCW     MANAGED
                                                             MONEY     ASSET
                                                             MARKET  ALLOCATION
                                                    TOTAL   SUBACCT.  SUBACCT.
                                                   -------- -------- ----------
ASSETS
Cash.............................................. $      9     --        --
Investments in mutual funds, at current market
 value (Note 2):
 Endeavor Series Trust--TCW Money Market
  Portfolio.......................................   30,542  30,542       --
 Endeavor Series Trust--TCW Managed Asset
  Allocation Portfolio............................  229,142     --    229,142
 Endeavor Series Trust--T. Rowe Price
  International Stock Portfolio...................  121,702     --        --
 Endeavor Series Trust--Value Equity Portfolio....  110,548     --        --
 Endeavor Series Trust--Dreyfus Small Cap Value
  Portfolio.......................................   76,482     --        --
 Endeavor Series Trust--Dreyfus U.S. Government
  Securities Portfolio............................   19,823     --        --
 Endeavor Series Trust--T. Rowe Price Equity
  Income Portfolio................................   64,935     --        --
 Endeavor Series Trust--T. Rowe Price Growth Stock
  Portfolio.......................................   48,731     --        --
 Endeavor Series Trust--Opportunity Value
  Portfolio.......................................      315     --        --
 WRL Series Fund, Inc.--Growth Portfolio..........  257,421     --        --
                                                   --------  ------   -------
 Total investments in mutual funds................  959,641  30,542   229,142
                                                   --------  ------   -------
 Total Assets..................................... $959,650  30,542   229,142
                                                   ========  ======   =======
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
 Contract terminations payable.................... $      2     --          2
                                                   --------  ------   -------
 Total Liabilities................................        2     --          2
Contract Owners' Equity:
 Deferred annuity contracts terminable by owners
  (Notes 3 and 6).................................  959,648  30,542   229,140
                                                   --------  ------   -------
                                                   $959,650  30,542   229,142
                                                   ========  ======   =======

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


 T. ROWE                                   T. ROWE  T. ROWE
  PRICE              DREYFUS  DREYFUS U.S.  PRICE    PRICE
  INT'L.    VALUE   SMALL CAP    GOV'T.     EQUITY   GROWTH  OPPORTUNITY
  STOCK     EQUITY    VALUE    SECURITIES   INCOME   STOCK      VALUE     GROWTH
 SUBACCT.  SUBACCT. SUBACCT.    SUBACCT.   SUBACCT. SUBACCT.  SUBACCT.   SUBACCT.
 --------  -------- --------- ------------ -------- -------- ----------- --------
       1         3        4         --         --         1      --          --
     --        --       --          --         --       --       --          --
     --        --       --          --         --       --       --          --
 121,702       --       --          --         --       --       --          --
     --    110,548      --          --         --       --       --          --
     --        --    76,482         --         --       --       --          --
     --        --       --       19,823        --       --       --          --
     --        --       --          --      64,935      --       --          --
     --        --       --          --         --    48,731      --          --
     --        --       --          --         --       --       315         --
     --        --       --          --         --       --       --      257,421
 -------   -------   ------      ------     ------   ------      ---     -------
 121,702   110,548   76,482      19,823     64,935   48,731      315     257,421
 -------   -------   ------      ------     ------   ------      ---     -------
 121,703   110,551   76,486      19,823     64,935   48,732      315     257,421
 =======   =======   ======      ======     ======   ======      ===     =======
     --        --       --          --         --       --       --          --
 -------   -------   ------      ------     ------   ------      ---     -------
     --        --       --          --         --       --       --          --
 121,703   110,551   76,486      19,823     64,935   48,732      315     257,421
 -------   -------   ------      ------     ------   ------      ---     -------
 121,703   110,551   76,486      19,823     64,935   48,732      315     257,421
 =======   =======   ======      ======     ======   ======      ===     =======

--------------------------------------------------------------------------------
THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
Year Ended December 31, 1996, Except as Noted

                                                                         TCW
                                                               TCW     MANAGED
                                                              MONEY     ASSET
                                                              MARKET  ALLOCATION
                                                     TOTAL   SUBACCT.  SUBACCT.
                                                    -------- -------- ----------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends........................................  $ 27,904   1,245     3,793
Expenses (Note 5):
 Administrative fee...............................       443      10       122
 Mortality and expense risk charge................    11,237     365     2,943
                                                    --------  ------    ------
   Net investment income (loss)...................    16,224     870       728
                                                    --------  ------    ------
NET REALIZED AND UNREALIZED CAPITAL GAIN FROM
 INVESTMENTS
Net realized capital gain from sales of
 investments:
 Proceeds from sales..............................    70,848  24,793    15,228
 Cost of investments sold.........................    60,774  24,793    12,264
                                                    --------  ------    ------
Net realized capital gain from sales of
 investments......................................    10,074     --      2,964
Net change in unrealized appreciation/depreciation
 of investments:
 Beginning of the period..........................    78,863     --     25,121
 End of the period................................   175,289     --     52,892
                                                    --------  ------    ------
   Net change in unrealized
    appreciation/depreciation of investments......    96,426     --     27,771
                                                    --------  ------    ------
   Net realized and unrealized capital gain from
    investments...................................   106,500     --     30,735
                                                    --------  ------    ------
INCREASE FROM OPERATIONS..........................  $122,724     870    31,463
                                                    ========  ======    ======

/1/Period from November 18, 1996 (commencement of operations) to December 31, 1996.

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


T. ROWE                                   T. ROWE  T. ROWE
 PRICE              DREYFUS  DREYFUS U.S.  PRICE    PRICE
 INT'L.    VALUE   SMALL CAP    GOV'T.     EQUITY   GROWTH  OPPORTUNITY
 STOCK     EQUITY    VALUE    SECURITIES   INCOME   STOCK      VALUE     GROWTH
SUBACCT.  SUBACCT. SUBACCT.    SUBACCT.   SUBACCT. SUBACCT. SUBACCT./1/ SUBACCT.
--------  -------- --------- ------------ -------- -------- ----------- --------
    729     1,976    2,674        436        354      525       --       16,172
     66        42       31          5         15       13       --          139
  1,464     1,198      852        202        540      456       --        3,217
 ------    ------   ------      -----      -----    -----       ---      ------
   (801)      736    1,791        229       (201)      56       --       12,816
 ------    ------   ------      -----      -----    -----       ---      ------
  4,813     3,499    4,065      1,853        970    1,628        37      13,962
  4,276     2,344    3,504      1,664        696    1,210        37       9,986
 ------    ------   ------      -----      -----    -----       ---      ------
    537     1,155      561        189        274      418       --        3,976
  2,636    12,562    4,426        563      2,266    1,913       --       29,376
 16,143    27,439   15,836        455      9,138    7,517       --       45,869
 ------    ------   ------      -----      -----    -----       ---      ------
 13,507    14,877   11,410       (108)     6,872    5,604       --       16,493
 ------    ------   ------      -----      -----    -----       ---      ------
 14,044    16,032   11,971         81      7,146    6,022       --       20,469
 ------    ------   ------      -----      -----    -----       ---      ------
 13,243    16,768   13,762        310      6,945    6,078       --       33,285
 ======    ======   ======      =====      =====    =====       ===      ======

--------------------------------------------------------------------------------
THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (AMOUNTS IN THOUSANDS) Years Ended December 31, 1996 and 1995, Except as Noted

                                                    TCW                TCW          T. ROWE PRICE
                                                   MONEY             MANAGED        INTERNATIONAL
                                                   MARKET       ASSET ALLOCATION        STOCK
                                 TOTAL           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                            -----------------  ---------------  ------------------  ---------------
                              1996     1995     1996     1995     1996      1995     1996     1995
                            --------  -------  -------  ------  --------  --------  -------  ------
OPERATIONS
 Net investment income
  (loss)..................  $ 16,224   18,207      870     816       728       448     (801)    715
 Net realized capital
  gain....................    10,074    5,077      --      --      2,964     2,310      537     270
 Net change in unrealized
  appreciation/depreciation
  of investments..........    96,426   98,622      --      --     27,771    31,591   13,507   6,070
                            --------  -------  -------  ------  --------  --------  -------  ------
 Increase from
  operations..............   122,724  121,906      870     816    31,463    34,349   13,243   7,055
                            --------  -------  -------  ------  --------  --------  -------  ------
CONTRACT TRANSACTIONS
 Net contract purchase
  payments................   150,050   88,212   12,211   5,842    13,250    12,410   16,257   9,185
 Transfer payments from
  (to) other subaccounts
  or general account......    78,317   11,541    5,680   1,552     2,506   (13,051)  10,431  (5,983)
 Contract terminations,
  withdrawals, and other
  deductions..............   (52,551) (30,449) (11,765) (3,793)  (12,118)  (10,070)  (6,132) (4,530)
                            --------  -------  -------  ------  --------  --------  -------  ------
 Increase (decrease) from
  contract transactions...   175,816   69,304    6,126   3,601     3,638   (10,711)  20,556  (1,328)
                            --------  -------  -------  ------  --------  --------  -------  ------
 Net increase in contract
  owners' equity..........   298,540  191,210    6,996   4,417    35,101    23,638   33,799   5,727
                            --------  -------  -------  ------  --------  --------  -------  ------
CONTRACT OWNERS' EQUITY
 Beginning of period......   661,108  469,898   23,546  19,129   194,039   170,401   87,904  82,177
                            --------  -------  -------  ------  --------  --------  -------  ------
 End of period............  $959,648  661,108   30,542  23,546   229,140   194,039  121,703  87,904
                            ========  =======  =======  ======  ========  ========  =======  ======

/1/Period from January 3, 1995 (commencement of operations) to December 31,
1995
/2/Period from November 18, 1996 (commencement of operations) to December 31,
1996

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


                    DREYFUS      DREYFUS U.S.   T. ROWE PRICE    T. ROWE PRICE
    VALUE          SMALL CAP      GOVERNMENT        EQUITY           GROWTH       OPPORTUNITY
    EQUITY           VALUE        SECURITIES        INCOME           STOCK           VALUE        GROWTH
  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------  --------------  -------------  ---------------  ---------------  ----------- ----------------
 1996     1995    1996    1995    1996   1995    1996   1995/1/   1996   1995/1/    1996/2/    1996     1995
-------  ------  ------  ------  ------  -----  ------  -------  ------  -------  ----------- -------  -------
    736    (230)  1,791     314     229    (25)   (201)   (107)      56    (119)      --       12,816   16,395
  1,155     972     561     184     189    106     274      71      418     322       --        3,976      842
 14,877  11,749  11,410   4,328    (108)   568   6,872   2,266    5,604   1,913       --       16,493   40,137
-------  ------  ------  ------  ------  -----  ------  ------   ------  ------       ---     -------  -------
 16,768  12,491  13,762   4,826     310    649   6,945   2,230    6,078   2,116       --       33,285   57,374
-------  ------  ------  ------  ------  -----  ------  ------   ------  ------       ---     -------  -------
 20,562  12,996  11,126   8,736   6,793  4,592  21,213   8,911   13,844   8,446       193      34,601   17,094
 13,551   9,310   5,637   2,469   4,193  1,487  19,065   8,365   10,830   9,027       166       6,258   (1,635)
 (4,444) (2,587) (3,080) (1,976)   (980)  (280) (1,524)   (270)  (1,233)   (376)      (44)    (11,231)  (6,567)
-------  ------  ------  ------  ------  -----  ------  ------   ------  ------       ---     -------  -------
 29,669  19,719  13,683   9,229  10,006  5,799  38,754  17,006   23,441  17,097       315      29,628    8,892
-------  ------  ------  ------  ------  -----  ------  ------   ------  ------       ---     -------  -------
 46,437  32,210  27,445  14,055  10,316  6,448  45,699  19,236   29,519  19,213       315      62,913   66,266
-------  ------  ------  ------  ------  -----  ------  ------   ------  ------       ---     -------  -------
 64,114  31,904  49,041  34,986   9,507  3,059  19,236     --    19,213     --        --      194,508  128,242
-------  ------  ------  ------  ------  -----  ------  ------   ------  ------       ---     -------  -------
110,551  64,114  76,486  49,041  19,823  9,507  64,935  19,236   48,732  19,213       315     257,421  194,508
=======  ======  ======  ======  ======  =====  ======  ======   ======  ======       ===     =======  =======

--------------------------------------------------------------------------------
THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (AMOUNTS IN THOUSANDS, EXCEPT WHERE NOTED) December 31, 1996

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization -- The PFL Endeavor Variable Annuity Account ("Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Opportunity Value Subaccount commenced operations on November 18, 1996. The
T. Rowe Price Equity Income Subaccount and the T. Rowe Price Growth Stock Subaccount commenced operations on January 3, 1995. Effective May 1, 1996, the names of the Money Market, Managed Asset Allocation, Quest for Value Equity, Quest for Value Small Cap and U.S. Government Securities Portfolios and Subaccounts were changed to TCW Money Market, TCW Managed Asset Allocation, Value Equity, Value Small Cap and Dreyfus U.S. Government Securities Portfolios and Subaccounts, respectively. Effective October 29, 1996, the names of the Value Small Cap Portfolio and Subaccount were changed to Dreyfus Small Cap Value Portfolio and Dreyfus Small Cap Value Subaccount, respectively. Effective March 25, 1995, the names of the Global Growth Portfolio and Subaccount were changed to T. Rowe Price International Stock Portfolio and Subaccount, respectively. The investment objective of the portfolio was changed from an investment on a global basis to an investment on an international basis (i.e. non-U.S. companies). The investment advisor of the Endeavor Series Trust is Endeavor Investment Advisors, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc., an affiliate of PFL Life. The investment advisor for the WRL Series Fund, Inc. is Western Reserve Life Assurance Co. of Ohio, an affiliate of PFL Life.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments -- Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Endeavor Series Trust, and the Growth Portfolio of the WRL Series Fund, Inc. (collectively the "Series Funds"), as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1996.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income -- Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

--------------------------------------------------------------------------------

2. INVESTMENTS
A summary of the mutual fund investment at December 31, 1996 follows:

                                                  NET ASSET
                                        NUMBER      VALUE
                                       OF SHARES  PER SHARE    MARKET
                                         HELD    (IN DOLLARS)  VALUE     COST
                                       --------- ------------ -------- --------
Endeavor Series Trust
 TCW Money Market Portfolio...........  30,542    $     1.00  $ 30,542 $ 30,542
 TCW Managed Asset Allocation
  Portfolio...........................  12,163         18.84   229,142  176,250
 T. Rowe Price International Stock
  Portfolio...........................   8,724         13.95   121,702  105,559
 Value Equity Portfolio...............   6,423         17.21   110,548   83,109
 Dreyfus Small Cap Value Portfolio....   5,203         14.70    76,482   60,646
 Dreyfus U.S. Government Securities
  Portfolio...........................   1,765         11.23    19,823   19,368
 T. Rowe Price Equity Income
  Portfolio...........................   4,192         15.49    64,935   55,797
 T. Rowe Price Growth Stock
  Portfolio...........................   2,991         16.29    48,731   41,214
 Opportunity Value Portfolio..........      31         10.06       315      315
WRL Series Fund, Inc.
 Growth Portfolio.....................   7,355     35.001280   257,421  211,552
                                                              -------- --------
                                                              $959,641 $784,352
                                                              ======== ========

3. CONTRACT OWNERS' EQUITY
Contract owners' equity at December 31, 1996 includes an amount of $2,954, which represents the current value of PFL Life's capital contribution of $1,900. A summary of deferred annuity contracts terminable by owners at December 31, 1996 follows:

                                                    ACCUMULATION
                                                        UNIT
                                       ACCUMULATION    VALUE         TOTAL
SUBACCOUNT                             UNITS OWNED  (IN DOLLARS) CONTRACT VALUE
----------                             ------------ ------------ --------------
TCW Money Market......................    26,461     $ 1.154219     $ 30,542
TCW Managed Asset Allocation..........   124,999       1.833135      229,140
T. Rowe Price International Stock.....    91,462       1.330640      121,703
Value Equity..........................    65,227       1.694854      110,551
Dreyfus Small Cap Value...............    51,125       1.496065       76,486
Dreyfus U.S. Government Securities....    17,562       1.128769       19,823
T. Rowe Price Equity Income...........    42,673       1.521680       64,935
T. Rowe Price Growth Stock............    30,238       1.611613       48,732
Opportunity Value.....................       314       1.004355          315
Growth................................    15,174      16.964068      257,421
                                                                    --------
                                                                    $959,648
                                                                    ========

--------------------------------------------------------------------------------

A summary of changes in contract owners' account units follows:

                                   TCW     T. ROWE           DREYFUS   DREYFUS   T. ROWE  T. ROWE
                         TCW     MANAGED    PRICE             SMALL      U.S.     PRICE    PRICE
                        MONEY     ASSET     INT'L.   VALUE     CAP      GOV'T.    EQUITY   GROWTH  OPPORTUNITY
                        MARKET  ALLOCATION  STOCK    EQUITY   VALUE   SECURITIES  INCOME   STOCK      VALUE     GROWTH
                       SUBACCT.  SUBACCT.  SUBACCT. SUBACCT. SUBACCT.  SUBACCT.  SUBACCT. SUBACCT.  SUBACCT.   SUBACCT.
                       -------- ---------- -------- -------- -------- ---------- -------- -------- ----------- --------
Units outstanding at
 1/1/95...............  17,837   130,910    76,518   30,512   32,607     3,103       --       --       --       12,759
Units purchased.......   5,331     8,434     8,306   10,253    7,689     4,247     7,630    6,773      --        1,344
Units redeemed and
 transferred..........  (2,064)  (16,369)   (9,759)   5,430      340     1,107     7,313    7,424      --         (766)
                        ------   -------    ------   ------   ------    ------    ------   ------      ---      ------
Units outstanding at
 12/31/95.............  21,104   122,975    75,065   46,195   40,636     8,457    14,943   14,197      --       13,337
Units purchased.......  10,754     7,818    13,001   13,373    8,625     6,218    15,335    9,588      192       2,158
Units redeemed and
 transferred..........  (5,397)   (5,794)    3,396    5,659    1,864     2,887    12,395    6,453      122        (321)
                        ------   -------    ------   ------   ------    ------    ------   ------      ---      ------
Units outstanding at
 12/31/96.............  26,461   124,999    91,462   65,227   51,125    17,562    42,673   30,238      314      15,174
                        ======   =======    ======   ======   ======    ======    ======   ======      ===      ======

4. TAXES
Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

5. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE
Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

PFL Life deducts a daily charge equal to an annual rate of 1.25% of the value of the contract owners' account as a charge for assuming certain mortality and expense risks. PFL Life also deducts a daily charge equal to an annual rate of
 .15% of the contract owners' account for administrative expenses.

6. NET ASSETS
At December 31, 1996 contract owners' equity was comprised of:

                                        TCW     T. ROWE                                  T. ROWE  T. ROWE
                              TCW     MANAGED    PRICE             DREYFUS  DREYFUS U.S.  PRICE    PRICE
                             MONEY     ASSET     INT'L.   VALUE   SMALL CAP    GOV'T.     EQUITY   GROWTH  OPPORTUNITY
                             MARKET  ALLOCATION  STOCK    EQUITY    VALUE    SECURITIES   INCOME   STOCK      VALUE     GROWTH
                    TOTAL   SUBACCT.  SUBACCT.  SUBACCT. SUBACCT. SUBACCT.    SUBACCT.   SUBACCT. SUBACCT.  SUBACCT.   SUBACCT.
                   -------- -------- ---------- -------- -------- --------- ------------ -------- -------- ----------- --------
Unit
transactions,
accumulated net
investment income
and realized
capital gains...   $784,359  30,542   176,248   105,560   83,112   60,650      19,368     55,797   41,215      315     211,552
Adjustment for
appreciation/
depreciation to
market value....    175,289     --     52,892    16,143   27,439   15,836         455      9,138    7,517      --       45,869
                   --------  ------   -------   -------  -------   ------      ------     ------   ------      ---     -------
Total Contract
Owners' Equity..   $959,648  30,542   229,140   121,703  110,551   76,486      19,823     64,935   48,732      315     257,421
                   ========  ======   =======   =======  =======   ======      ======     ======   ======      ===     =======

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

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7. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                            YEAR ENDED DECEMBER 31 OR
                                    COMMENCEMENT OF OPERATIONS TO DECEMBER 31
                                    --------------------------------------------
                                            1996                   1995
                                    ---------------------- ---------------------
                                     PURCHASES    SALES     PURCHASES   SALES
                                    ------------ --------- ---------------------
Endeavor Series Trust
 TCW Money Market Portfolio........ $    31,789     24,793      26,533    22,147
 TCW Managed Asset Allocation Port-
  folio............................      19,595     15,228      18,528    28,949
 T. Rowe Price International Stock
  Portfolio........................      24,567      4,813      14,396    15,085
 Value Equity Portfolio............      33,901      3,499      25,078     5,610
 Dreyfus Small Cap Value Portfo-
  lio..............................      19,535      4,065      16,203     6,683
 Dreyfus U.S. Government Securities
  Portfolio........................      12,087      1,853       7,759     1,988
 T. Rowe Price Equity Income Port-
  folio............................      39,523        970      18,189     1,290
 T. Rowe Price Growth Stock Portfo-
  lio..............................      25,124      1,628      19,565     2,587
 Opportunity Value Portfolio.......         352         37         --        --
WRL Series Fund, Inc.
 Growth Portfolio..................      56,406     13,962      38,417    13,226
                                    -----------  ---------  ---------- ---------
                                    $   262,879     70,848     184,668    97,565
                                    ===========  =========  ========== =========

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